Off-balance sheet accounts (Tables)	12 Months Ended
Dec. 31, 2024
Off Balance Sheet Accounts [Abstract]
Summary Of Off Balance Sheet Accounts
(a)
The table below presents the components of this caption:

	2024	2023
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	4,695,331	4,302,772
Import and export letters of credit	373,363	440,708
	5,068,694	4,743,480
Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 29.2(b)(i):
Forward currency agreements – purchase	2,514,195	1,811,147
Forward currency agreements – sale	4,078,348	2,316,809
Forward foreign currency agreements in other currencies	499,528	747,736
Foreign currency options	2,518	279,047
Swap agreements, see Note 29.2(b)(ii):
Currency swaps: Foreign currency delivery / receipt in Soles	156,678	283,648
Currency swaps: Soles delivery / receipt in foreign currency	1,742,670	1,087,151
Interest rate swaps	1,742,139	1,530,493
Designated as hedges: Note 10(b)
Cash flows:
Cross currency swaps	2,334,880	2,578,515
	13,070,956	10,634,546
Responsibilities for credit lines granted (cancellable) (c)	10,564,239	11,295,837
Responsibilities for credit lines – commercial and others (d)	2,972,089	2,015,304
Total	31,675,978	28,689,167

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.

Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)
Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by Interbank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out; provided that the borrower complies with the obligations under the corresponding loan agreements, however, they may be cancelled by Interbank.